Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jun. 25, 2023	Jun. 26, 2022	Jun. 27, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Year	Summary Compensation Table Total for Gregg A. Lowe ($) (1)	Compensation Actually Paid to Gregg A. Lowe ($) (1) (2) (3)	Average Summary Compensation Table Total for Non-PEO NEO ($) (1)	Average Compensation Actually Paid to Non-PEO NEO ($) (1) (2) (3)	Value of Initial Fixed $100 Investment based on: (4)		Net Income ($ Millions)	Revenue ($ Millions) (5)
					TSR ($)	Peer Group TSR ($)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2023	$12,477,839	$7,947,159	$5,275,059	$1,625,479	$85.64	$190.01	$(329.9)	$922.0
2022	$9,282,016	$(2,027,399)	$2,702,433	$(818,332)	$123.66	$145.19	$(200.9)	$746.2
2021	$13,287,668	$19,320,787	$2,707,751	$9,822,525	$170.75	$170.93	$(523.9)	$525.6

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote [Text Block]	Gregg A. Lowe was our PEO for each year presented. Neill P. Reynolds was our Non-PEO NEO for each year presented.
Peer Group Issuers, Footnote [Text Block]	The Peer Group TSR set forth in this table utilizes the Philadelphia Semiconductor Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report on Form 10-K for the year ended June 25, 2023. The comparison assumes $100 was invested for the period starting June 28, 2020, through the end of the listed year in the Company and in the Philadelphia Semiconductor Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.
PEO Total Compensation Amount	$ 12,477,839	$ 9,282,016	$ 13,287,668
PEO Actually Paid Compensation Amount	$ 7,947,159	(2,027,399)	19,320,787
Adjustment To PEO Compensation, Footnote [Text Block]	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEO as set forth below. Equity values are calculated in accordance with ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the amounts from the Stock Awards column set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for Gregg A. Lowe ($)	Exclusion of Stock Awards and Option Awards for Gregg A. Lowe ($)	Inclusion of Equity Values for Gregg A. Lowe ($)	Compensation Actually Paid to Gregg A. Lowe ($)
2023	$12,477,839	$(11,285,988)	$6,755,308	$7,947,159
2022	$9,282,016	$(7,295,016)	$(4,014,399)	$(2,027,399)
2021	$13,287,668	$(11,326,135)	$17,359,254	$19,320,787

Year	Average Summary Compensation Table Total for Non-PEO NEO ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEO ($)	Average Inclusion of Equity Values for Non-PEO NEO ($)	Average Compensation Actually Paid to Non-PEO NEO ($)
2023	$5,275,059	$(4,514,384)	$864,804	$1,625,479
2022	$2,702,433	$(1,683,417)	$(1,837,348)	$(818,332)
2021	$2,707,751	$(1,888,434)	$9,003,208	$9,822,525
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Gregg A. Lowe ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Gregg A. Lowe ($)	Vesting Date Fair Value of Equity Awards Granted During Year that Vested During Year for Gregg A. Lowe ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Gregg A. Lowe ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Gregg A. Lowe ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Gregg A. Lowe ($)	Total - Inclusion of Equity Values for Gregg A. Lowe ($)
2023	$5,527,806	$(48,583)	—	$1,276,085	—	—	$6,755,308
2022	$5,482,596	$(7,054,680)	—	$(2,442,315)	—	—	$(4,014,399)
2021	$4,679,081	$11,271,576	—	$1,408,597	—	—	$17,359,254

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEO ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEO ($)	Average Vesting Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEO ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEO ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year forNon-PEO NEO ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEO ($)	Total - Average Inclusion of Equity Values for Non-PEO NEO ($)
2023	$2,211,120	$(1,924,325)	—	$578,009	—	—	$864,804
2022	$1,265,178	$(3,056,422)	—	$(46,104)	—	—	$(1,837,348)
2021	$2,634,142	$4,965,369	—	$1,403,697	—	—	$9,003,208

Non-PEO NEO Average Total Compensation Amount	$ 5,275,059	2,702,433	2,707,751
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,625,479	(818,332)	9,822,525
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEO as set forth below. Equity values are calculated in accordance with ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the amounts from the Stock Awards column set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for Gregg A. Lowe ($)	Exclusion of Stock Awards and Option Awards for Gregg A. Lowe ($)	Inclusion of Equity Values for Gregg A. Lowe ($)	Compensation Actually Paid to Gregg A. Lowe ($)
2023	$12,477,839	$(11,285,988)	$6,755,308	$7,947,159
2022	$9,282,016	$(7,295,016)	$(4,014,399)	$(2,027,399)
2021	$13,287,668	$(11,326,135)	$17,359,254	$19,320,787

Year	Average Summary Compensation Table Total for Non-PEO NEO ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEO ($)	Average Inclusion of Equity Values for Non-PEO NEO ($)	Average Compensation Actually Paid to Non-PEO NEO ($)
2023	$5,275,059	$(4,514,384)	$864,804	$1,625,479
2022	$2,702,433	$(1,683,417)	$(1,837,348)	$(818,332)
2021	$2,707,751	$(1,888,434)	$9,003,208	$9,822,525
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Gregg A. Lowe ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Gregg A. Lowe ($)	Vesting Date Fair Value of Equity Awards Granted During Year that Vested During Year for Gregg A. Lowe ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Gregg A. Lowe ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Gregg A. Lowe ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Gregg A. Lowe ($)	Total - Inclusion of Equity Values for Gregg A. Lowe ($)
2023	$5,527,806	$(48,583)	—	$1,276,085	—	—	$6,755,308
2022	$5,482,596	$(7,054,680)	—	$(2,442,315)	—	—	$(4,014,399)
2021	$4,679,081	$11,271,576	—	$1,408,597	—	—	$17,359,254

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEO ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEO ($)	Average Vesting Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEO ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEO ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year forNon-PEO NEO ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEO ($)	Total - Average Inclusion of Equity Values for Non-PEO NEO ($)
2023	$2,211,120	$(1,924,325)	—	$578,009	—	—	$864,804
2022	$1,265,178	$(3,056,422)	—	$(46,104)	—	—	$(1,837,348)
2021	$2,634,142	$4,965,369	—	$1,403,697	—	—	$9,003,208

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Description of Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Company TSR
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEO, and the Company’s cumulative TSR over the three most recently completed fiscal years.

Compensation Actually Paid vs. Net Income [Text Block]
Description of Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Net Income
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEO, and our Net Income during the three most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Description of Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Revenue
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEO, and our Revenue during the three most recently completed fiscal years.

Total Shareholder Return Vs Peer Group [Text Block]
Description of Relationship Between Company TSR and Peer Group TSR
The following chart compares our cumulative TSR over the three most recently completed fiscal years to that of the Philadelphia Semiconductor Index over the same period.

Tabular List [Table Text Block]

Revenue
Non-GAAP Gross Margin
Adjusted EBITDA
Relative TSR

Total Shareholder Return Amount	$ 85.64	123.66	170.75
Peer Group Total Shareholder Return Amount	190.01	145.19	170.93
Net Income (Loss)	$ (329,900,000)	$ (200,900,000)	$ (523,900,000)
Company Selected Measure Amount	922,000,000.0	746,200,000	525,600,000
PEO Name	Gregg A. Lowe
Additional 402(v) Disclosure [Text Block]	The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.We determined Revenue to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEO in 2023. This performance measure may not have been the most important financial performance measure for years 2022 and 2021 and we may determine a different financial performance measure to be the most important financial performance measure in future years.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Revenue
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Non-GAAP Gross Margin
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Relative TSR
PEO [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (11,285,988)	$ (7,295,016)	$ (11,326,135)
PEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	6,755,308	(4,014,399)	17,359,254
PEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	5,527,806	5,482,596	4,679,081
PEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(48,583)	(7,054,680)	11,271,576
PEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	0
PEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	1,276,085	(2,442,315)	1,408,597
PEO [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	0
PEO [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	0
Non-PEO NEO [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,514,384)	(1,683,417)	(1,888,434)
Non-PEO NEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	864,804	(1,837,348)	9,003,208
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	2,211,120	1,265,178	2,634,142
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(1,924,325)	(3,056,422)	4,965,369
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	0
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	578,009	(46,104)	1,403,697
Non-PEO NEO [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	0
Non-PEO NEO [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	$ 0	$ 0	$ 0